Consolidated Statements of Changes in Shareholders' Equity - DKK (kr) kr in Thousands	Total	Share Capital	Share Premium	Foreign Currency Translation Reserve	Share-based Compensation –Acquisition of Intangible Assets	Accumulated Deficit
Beginning balance at Dec. 31, 2018	kr 388,249	kr 19,939	kr 924,021	kr 42	kr 9,070	kr (564,823)
Net loss for the year	(337,497)					(337,497)
Other comprehensive income (loss)	67			67
Total other comprehensive income (loss)	(337,430)			67		(337,497)
Transactions with owners:
Capital increase in connection with issuance of bonus shares		26			(1,197)	1,171
Issuance of Matching Shares, net of costs	19	19
Share-based compensation expense	2,131					2,131
Total transactions with owners	2,150	45			(1,197)	3,302
Ending balance at Dec. 31, 2019	52,969	19,984	924,021	109	7,873	(899,018)
Net loss for the year	(633,246)					(633,246)
Other comprehensive income (loss)	605			605
Total other comprehensive income (loss)	(632,641)			605		(633,246)
Transactions with owners:
Capital increase in connection with issuance of bonus shares		21			(2,094)	2,073
Capital increase in connection with exercise of RSUs	730	13	717
Capital increase related to directed issue and private placement	745,491	7,033	738,458
Transaction costs related to directed issue and private placement	(51,243)		(51,243)
Capital increase in connection with US listing	534,534	7,616	526,918
Transaction costs related to the US listing	(56,616)		(56,616)
Issuance of Matching Shares, net of costs	31	31
Share-based compensation expense	27,270					27,270
Total transactions with owners	1,200,196	14,714	1,158,233		(2,094)	29,343
Ending balance at Dec. 31, 2020	620,525	34,698	2,082,254	714	5,780	(1,502,921)
Net loss for the year	(626,539)					(626,539)
Other comprehensive income (loss)	(302)			(302)
Total other comprehensive income (loss)	(626,841)			(302)		(626,539)
Transactions with owners:
Capital increase, issuance of Matching Shares, net of costs	170	170
Capital increase in connection with issuance of bonus shares		22			(1,645)	1,623
Cash settlement of Bonus Shares	(1,648)				(1,648)
Capital increase, issuance of sign-on bonus shares to former CEO	58	58
Capital increase in connection with exercise of RSUs	236	4	232
Share-based compensation expense	16,838					16,838
Total transactions with owners	15,654	254	232		(3,293)	18,461
Ending balance at Dec. 31, 2021	kr 9,339	kr 34,952	kr 2,082,486	kr 412	kr 2,487	kr (2,110,998)